CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Share-based compensation expenses	₽ 15,728	$ 212.9	₽ 9,855	₽ 6,552
Cost of revenues
Share-based compensation expenses	449	6.1	293	180
Product development
Share-based compensation expenses	9,216	124.8	6,294	4,450
Sales, general and administrative
Share-based compensation expenses	₽ 6,063	$ 82.0	₽ 3,268	₽ 1,922